Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

4. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	March 31, 2016	December 31, 2015
Accounts payable	$282,613	$186,814
Accrued Bonuses	85,500	135,264
Severance payable	115,000	-
Payroll liabilities	901	-
	$484,014	$322,078

4. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31, 2015	December 31, 2014

Interest expense	$-	$87,774
Accounts payable	186,814	119,776
Accrued Bonuses	135,264	-
Payroll liabilities	-	7,839
	$322,078	$215,389